Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Legal proceedings

In the normal course of business, the Company may become involved in legal disputes regarding various litigation matters. In the opinion of management, any potential liabilities resulting from such claims would not have a material effect on the financial statements.

Lease commitments

The Company leases various facilities, under non-cancelable capital and operating leases, which expire at various dates through September 2027.

Under the terms of the operating lease agreements, the Company is responsible for certain insurance and maintenance expenses. The Company records rent expense on a straight-line basis over the terms of the underlying leases. Rent expense for the year ended December 31, 2018 was $745 (2017 – $175 and 2016 – $0).

In February 2018, High Park Holdings, Ltd. entered into an operating lease to finance its expansion of production operations in London, Ontario, Canada.

Aggregate future minimum rental payments under all non-cancelable capital and operating leases are as follows:

	Operating Leases		Capital Leases
	December 31,		December 31,
	2018	2017	2018	2017
2019	$916	$46	$733	$772
2020	857	15	733	772
2021	727	—	733	772
2022	589	—	733	772
2023	510	—	183	579
Thereafter	1,372	—	—	—

	$4,971	$61	$3,115	$3,667

Purchase commitments

In December 2018, the Company signed an agreement with Rose Lifescience, Inc., for distribution and marketing of the Company’s product in Quebec in exchange for minimum fees of $500 per annum for an initial term of five years.